Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com

January 28, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Rydex Series Funds (File Nos. 033-59692 and 811-07584)
     Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 94 to the Trust's Registration Statement on Form N-1A. This filing is being made for the purpose of registering a new share class, Y-Class Shares, of the Managed Futures Strategy Fund and the Long/Short Commodities Strategy Fund.

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at
202.739.5684 with your questions or comments.

Sincerely,

/s/ Laura E. Flores
-----------------------------
Laura E. Flores